Restructuring and Other Charges (Note)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities
NOTE 5 RESTRUCTURING CHARGES AND OTHER ITEMS

2016: During 2016, total restructuring and other charges of $54 million before taxes were recorded. These charges included:

In millions	2016
Early debt extinguishment costs (see Note 13)	$29
India packaging evaluation write-off	17
Gain on sale of investment in Arizona Chemical	(8)
Riegelwood mill conversion costs (a)	9
Turkey mill closure (b)	7
Total	$54

(a)	Includes $3 million of accelerated depreciation, $3 million of inventory write-off charges and $3 million of other charges.

(b)	Includes $4 million of accelerated depreciation and $3 million of severance charges which is related to 85 employees.

2015: During 2015, total restructuring and other charges of $252 million before taxes were recorded. These charges included:

In millions	2015
Early debt extinguishment costs (see Note 13)	$207
Timber monetization restructuring	16
Legal liability reserve adjustment	15
Riegelwood mill conversion costs net of proceeds from the sale of Carolina Coated Bristols brand (a)	8
Other	6
Total	$252

(a)	Includes $5 million of severance charges, which is related to 69 employees, $24 million of accelerated depreciation, sale proceeds of $22 million and $1 million of other charges.

2014: During 2014, total restructuring and other charges of $846 million before taxes were recorded. These charges included:

In millions	2014
Early debt extinguishment costs (see Note 13)	$276
Courtland mill shutdown (a)	554
Other (b)	16
Total	$846

(a) Includes $464 million of accelerated depreciation, $24 million of inventory impairment charges, $26 million of severance charges related to 49 employees and $40 million of other charges which are recorded in the Printing Papers segment.
(b) Includes $15 million of severance charges related to 908 employees.